Risk Management - Disclosure of macroeconomic variables used in the calculation of ECL and Scenario probability weighting (Details)	Dec. 31, 2023	Dec. 31, 2022
Baseline
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3240.00%	3940.00%
Baseline | UK | GDP | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.50%	3.30%
Baseline | UK | GDP | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.30%	(0.80%)
Baseline | UK | GDP | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.20%	0.90%
Baseline | UK | GDP | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.60%	1.80%
Baseline | UK | GDP | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.60%	1.90%
Baseline | UK | GDP | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.10%	1.40%
Baseline | UK | GDP | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.10%	1.40%
Baseline | UK | Unemployment | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.20%	3.70%
Baseline | UK | Unemployment | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.70%	4.50%
Baseline | UK | Unemployment | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.70%	4.40%
Baseline | UK | Unemployment | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.80%	4.10%
Baseline | UK | Unemployment | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.00%	4.20%
Baseline | UK | Unemployment | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.70%	4.20%
Baseline | UK | Unemployment | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.70%	4.20%
Baseline | UK | HPI | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(3.30%)	8.40%
Baseline | UK | HPI | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(5.10%)	(4.70%)
Baseline | UK | HPI | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.70%	(1.70%)
Baseline | UK | HPI | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.10%	2.20%
Baseline | UK | HPI | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.30%	2.20%
Baseline | UK | HPI | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.10%	1.20%
Baseline | UK | HPI | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.10%	1.20%
Baseline | UK | Bank rate | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.70%	1.80%
Baseline | UK | Bank rate | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.90%	4.40%
Baseline | UK | Bank rate | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.10%	4.10%
Baseline | UK | Bank rate | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.80%	3.80%
Baseline | UK | Bank rate | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.50%	3.40%
Baseline | UK | Bank rate | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.20%	3.50%
Baseline | UK | Bank rate | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.20%	3.50%
Baseline | US | GDP | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.40%	1.80%
Baseline | US | GDP | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.30%	0.50%
Baseline | US | GDP | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.70%	1.20%
Baseline | US | GDP | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.90%	1.50%
Baseline | US | GDP | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.90%	1.50%
Baseline | US | GDP | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.80%	1.30%
Baseline | US | GDP | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.80%	1.30%
Baseline | US | Unemployment | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.70%	3.70%
Baseline | US | Unemployment | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.30%	4.30%
Baseline | US | Unemployment | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.30%	4.70%
Baseline | US | Unemployment | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.30%	4.70%
Baseline | US | Unemployment | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.30%	4.70%
Baseline | US | Unemployment | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.20%	4.40%
Baseline | US | Unemployment | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.20%	4.40%
Baseline | US | HPI | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.40%	11.20%
Baseline | US | HPI | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.40%	1.80%
Baseline | US | HPI | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.00%	1.50%
Baseline | US | HPI | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.30%	2.30%
Baseline | US | HPI | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.30%	2.40%
Baseline | US | HPI | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.70%	3.80%
Baseline | US | HPI | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.70%	3.80%
Baseline | US | Federal funds rate | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.10%	2.10%
Baseline | US | Federal funds rate | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.00%	4.80%
Baseline | US | Federal funds rate | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	3.60%
Baseline | US | Federal funds rate | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.80%	3.10%
Baseline | US | Federal funds rate | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.80%	3.00%
Baseline | US | Federal funds rate | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.30%	3.30%
Baseline | US | Federal funds rate | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.30%	3.30%
Downside 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1080.00%	900.00%
Downside 2 | UK | GDP | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.50%	3.30%
Downside 2 | UK | GDP | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(1.50%)	(3.40%)
Downside 2 | UK | GDP | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(2.60%)	(3.80%)
Downside 2 | UK | GDP | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.40%	2.00%
Downside 2 | UK | GDP | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.60%	2.30%
Downside 2 | UK | GDP | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(4.10%)	(6.80%)
Downside 2 | UK | GDP | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.10%	0.00%
Downside 2 | UK | Unemployment | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.20%	3.70%
Downside 2 | UK | Unemployment | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.20%	6.00%
Downside 2 | UK | Unemployment | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	7.90%	8.40%
Downside 2 | UK | Unemployment | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.30%	8.00%
Downside 2 | UK | Unemployment | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.50%	7.40%
Downside 2 | UK | Unemployment | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	8.30%	8.50%
Downside 2 | UK | Unemployment | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.80%	6.70%
Downside 2 | UK | HPI | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(3.30%)	8.40%
Downside 2 | UK | HPI | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(19.30%)	(18.30%)
Downside 2 | UK | HPI | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(16.80%)	(18.80%)
Downside 2 | UK | HPI | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	14.50%	(7.70%)
Downside 2 | UK | HPI | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	12.40%	8.20%
Downside 2 | UK | HPI | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(35.00%)	(35.00%)
Downside 2 | UK | HPI | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(3.50%)	(6.40%)
Downside 2 | UK | Bank rate | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.70%	1.80%
Downside 2 | UK | Bank rate | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.60%	7.30%
Downside 2 | UK | Bank rate | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.30%	7.90%
Downside 2 | UK | Bank rate | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.00%	6.60%
Downside 2 | UK | Bank rate | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.00%	5.50%
Downside 2 | UK | Bank rate | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	8.50%	8.00%
Downside 2 | UK | Bank rate | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.90%	5.80%
Downside 2 | US | GDP | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.40%	1.80%
Downside 2 | US | GDP | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.60%)	(2.70%)
Downside 2 | US | GDP | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(2.00%)	(3.40%)
Downside 2 | US | GDP | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.10%	2.00%
Downside 2 | US | GDP | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.00%	2.60%
Downside 2 | US | GDP | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(1.70%)	(6.30%)
Downside 2 | US | GDP | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.90%	0.00%
Downside 2 | US | Unemployment | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.70%	3.70%
Downside 2 | US | Unemployment | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.20%	6.00%
Downside 2 | US | Unemployment | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	7.20%	8.50%
Downside 2 | US | Unemployment | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.90%	8.10%
Downside 2 | US | Unemployment | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.20%	7.10%
Downside 2 | US | Unemployment | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	7.50%	8.60%
Downside 2 | US | Unemployment | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.40%	6.70%
Downside 2 | US | HPI | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.40%	11.20%
Downside 2 | US | HPI | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(6.50%)	(3.10%)
Downside 2 | US | HPI | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(5.70%)	(4.00%)
Downside 2 | US | HPI | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	7.20%	(1.90%)
Downside 2 | US | HPI | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.40%	4.80%
Downside 2 | US | HPI | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(7.60%)	0.20%
Downside 2 | US | HPI | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.20%	1.20%
Downside 2 | US | Federal funds rate | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.10%	2.10%
Downside 2 | US | Federal funds rate | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.30%	6.60%
Downside 2 | US | Federal funds rate | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.80%	6.90%
Downside 2 | US | Federal funds rate | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.50%	5.80%
Downside 2 | US | Federal funds rate | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.50%	4.60%
Downside 2 | US | Federal funds rate | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	8.50%	7.00%
Downside 2 | US | Federal funds rate | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.20%	5.20%
Downside 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1830.00%	1760.00%
Downside 1 | UK | GDP | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.50%	3.30%
Downside 1 | UK | GDP | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.60%)	(2.10%)
Downside 1 | UK | GDP | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.70%)	(1.50%)
Downside 1 | UK | GDP | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.00%	1.90%
Downside 1 | UK | GDP | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.60%	2.10%
Downside 1 | UK | GDP | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(1.30%)	(3.20%)
Downside 1 | UK | GDP | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.60%	0.70%
Downside 1 | UK | Unemployment | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.20%	3.70%
Downside 1 | UK | Unemployment | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.90%	5.20%
Downside 1 | UK | Unemployment | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.30%	6.40%
Downside 1 | UK | Unemployment | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.60%	6.00%
Downside 1 | UK | Unemployment | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.20%	5.80%
Downside 1 | UK | Unemployment | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.50%	6.60%
Downside 1 | UK | Unemployment | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.20%	5.40%
Downside 1 | UK | HPI | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(3.30%)	8.40%
Downside 1 | UK | HPI | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(12.40%)	(11.70%)
Downside 1 | UK | HPI | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(8.30%)	(10.60%)
Downside 1 | UK | HPI | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	8.70%	(2.80%)
Downside 1 | UK | HPI | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	8.80%	5.20%
Downside 1 | UK | HPI | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(22.50%)	(17.90%)
Downside 1 | UK | HPI | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(1.70%)	(2.60%)
Downside 1 | UK | Bank rate | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.70%	1.80%
Downside 1 | UK | Bank rate | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.80%	5.90%
Downside 1 | UK | Bank rate | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.70%	6.10%
Downside 1 | UK | Bank rate | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.50%	5.30%
Downside 1 | UK | Bank rate | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.30%	4.60%
Downside 1 | UK | Bank rate | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.80%	6.30%
Downside 1 | UK | Bank rate | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.60%	4.70%
Downside 1 | US | GDP | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.40%	1.80%
Downside 1 | US | GDP | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.30%	(1.10%)
Downside 1 | US | GDP | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.20%)	(1.10%)
Downside 1 | US | GDP | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.50%	1.70%
Downside 1 | US | GDP | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.90%	2.10%
Downside 1 | US | GDP | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.60%	(2.50%)
Downside 1 | US | GDP | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.40%	0.70%
Downside 1 | US | Unemployment | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.70%	3.70%
Downside 1 | US | Unemployment | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.70%	5.10%
Downside 1 | US | Unemployment | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.80%	6.60%
Downside 1 | US | Unemployment | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.10%	6.40%
Downside 1 | US | Unemployment | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.80%	5.90%
Downside 1 | US | Unemployment | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.90%	6.70%
Downside 1 | US | Unemployment | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.80%	5.50%
Downside 1 | US | HPI | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.40%	11.20%
Downside 1 | US | HPI | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(1.70%)	(0.70%)
Downside 1 | US | HPI | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(1.40%)	(1.30%)
Downside 1 | US | HPI | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.20%	0.20%
Downside 1 | US | HPI | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.80%	3.60%
Downside 1 | US | HPI | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.40%	3.70%
Downside 1 | US | HPI | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.40%	2.50%
Downside 1 | US | Federal funds rate | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.10%	2.10%
Downside 1 | US | Federal funds rate | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.70%	5.80%
Downside 1 | US | Federal funds rate | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.90%	5.40%
Downside 1 | US | Federal funds rate | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.80%	4.40%
Downside 1 | US | Federal funds rate | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.80%	3.90%
Downside 1 | US | Federal funds rate | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.80%	6.00%
Downside 1 | US | Federal funds rate | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	4.30%
Upside 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1380.00%	1090.00%
Upside 2 | UK | GDP | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.50%	3.30%
Upside 2 | UK | GDP | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.40%	2.80%
Upside 2 | UK | GDP | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.70%	3.70%
Upside 2 | UK | GDP | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.90%	2.90%
Upside 2 | UK | GDP | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.40%	2.40%
Upside 2 | UK | GDP | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	13.40%	13.90%
Upside 2 | UK | GDP | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.40%	3.00%
Upside 2 | UK | Unemployment | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.20%	3.70%
Upside 2 | UK | Unemployment | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	3.50%
Upside 2 | UK | Unemployment | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.50%	3.40%
Upside 2 | UK | Unemployment | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.60%	3.40%
Upside 2 | UK | Unemployment | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.60%	3.40%
Upside 2 | UK | Unemployment | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.50%	3.40%
Upside 2 | UK | Unemployment | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.70%	3.50%
Upside 2 | UK | HPI | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(3.30%)	8.40%
Upside 2 | UK | HPI | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	7.80%	8.70%
Upside 2 | UK | HPI | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	7.60%	7.50%
Upside 2 | UK | HPI | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.50%	4.40%
Upside 2 | UK | HPI | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.60%	4.20%
Upside 2 | UK | HPI | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	23.80%	37.80%
Upside 2 | UK | HPI | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.40%	6.60%
Upside 2 | UK | Bank rate | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.70%	1.80%
Upside 2 | UK | Bank rate | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.30%	3.10%
Upside 2 | UK | Bank rate | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.70%	2.60%
Upside 2 | UK | Bank rate | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.50%	2.50%
Upside 2 | UK | Bank rate | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.50%	2.50%
Upside 2 | UK | Bank rate | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.50%	0.50%
Upside 2 | UK | Bank rate | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.30%	2.50%
Upside 2 | US | GDP | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.40%	1.80%
Upside 2 | US | GDP | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.80%	3.30%
Upside 2 | US | GDP | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.10%	3.50%
Upside 2 | US | GDP | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.80%	2.80%
Upside 2 | US | GDP | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.80%	2.80%
Upside 2 | US | GDP | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	15.10%	14.10%
Upside 2 | US | GDP | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.80%	2.90%
Upside 2 | US | Unemployment | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.70%	3.70%
Upside 2 | US | Unemployment | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.50%	3.30%
Upside 2 | US | Unemployment | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.60%	3.30%
Upside 2 | US | Unemployment | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.60%	3.30%
Upside 2 | US | Unemployment | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.60%	3.30%
Upside 2 | US | Unemployment | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.40%	3.30%
Upside 2 | US | Unemployment | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.60%	3.40%
Upside 2 | US | HPI | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.40%	11.20%
Upside 2 | US | HPI | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.10%	5.80%
Upside 2 | US | HPI | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.30%	5.10%
Upside 2 | US | HPI | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.50%	4.50%
Upside 2 | US | HPI | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.60%	4.50%
Upside 2 | US | HPI | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	27.40%	35.00%
Upside 2 | US | HPI | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.00%	6.20%
Upside 2 | US | Federal funds rate | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.10%	2.10%
Upside 2 | US | Federal funds rate | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.30%	3.60%
Upside 2 | US | Federal funds rate | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.90%	2.90%
Upside 2 | US | Federal funds rate | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.80%	2.80%
Upside 2 | US | Federal funds rate | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.80%	2.80%
Upside 2 | US | Federal funds rate | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.80%	0.10%
Upside 2 | US | Federal funds rate | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.60%	2.80%
Upside 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2470.00%	2310.00%
Upside 1 | UK | GDP | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.50%	3.30%
Upside 1 | UK | GDP | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.40%	1.00%
Upside 1 | UK | GDP | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.50%	2.30%
Upside 1 | UK | GDP | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.30%	2.40%
Upside 1 | UK | GDP | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.00%	2.10%
Upside 1 | UK | GDP | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	9.60%	9.40%
Upside 1 | UK | GDP | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.70%	2.20%
Upside 1 | UK | Unemployment | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.20%	3.70%
Upside 1 | UK | Unemployment | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.30%	4.00%
Upside 1 | UK | Unemployment | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.10%	3.90%
Upside 1 | UK | Unemployment | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.20%	3.80%
Upside 1 | UK | Unemployment | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.30%	3.80%
Upside 1 | UK | Unemployment | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	3.60%
Upside 1 | UK | Unemployment | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.20%	3.80%
Upside 1 | UK | HPI | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(3.30%)	8.40%
Upside 1 | UK | HPI | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.20%	1.80%
Upside 1 | UK | HPI | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.10%	2.90%
Upside 1 | UK | HPI | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.80%	3.30%
Upside 1 | UK | HPI | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.40%	3.20%
Upside 1 | UK | HPI | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	11.50%	21.00%
Upside 1 | UK | HPI | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.20%	3.90%
Upside 1 | UK | Bank rate | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.70%	1.80%
Upside 1 | UK | Bank rate | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.60%	3.50%
Upside 1 | UK | Bank rate | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.40%	3.30%
Upside 1 | UK | Bank rate | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.30%	3.00%
Upside 1 | UK | Bank rate | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.00%	2.80%
Upside 1 | UK | Bank rate | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.00%	0.50%
Upside 1 | UK | Bank rate | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.80%	2.90%
Upside 1 | US | GDP | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.40%	1.80%
Upside 1 | US | GDP | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.00%	1.90%
Upside 1 | US | GDP | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.40%	2.30%
Upside 1 | US | GDP | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.40%	2.20%
Upside 1 | US | GDP | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.40%	2.20%
Upside 1 | US | GDP | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	12.30%	9.60%
Upside 1 | US | GDP | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.30%	2.10%
Upside 1 | US | Unemployment | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.70%	3.70%
Upside 1 | US | Unemployment | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	3.80%
Upside 1 | US | Unemployment | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	4.00%
Upside 1 | US | Unemployment | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.00%	4.00%
Upside 1 | US | Unemployment | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.00%	4.00%
Upside 1 | US | Unemployment | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.50%	3.60%
Upside 1 | US | Unemployment | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	3.90%
Upside 1 | US | HPI | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.40%	11.20%
Upside 1 | US | HPI | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.70%	3.80%
Upside 1 | US | HPI | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.70%	3.30%
Upside 1 | US | HPI | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	3.40%
Upside 1 | US | HPI | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	3.40%
Upside 1 | US | HPI | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	23.50%	27.50%
Upside 1 | US | HPI | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.30%	5.00%
Upside 1 | US | Federal funds rate | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.10%	2.10%
Upside 1 | US | Federal funds rate | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.70%	3.90%
Upside 1 | US | Federal funds rate | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.50%	3.40%
Upside 1 | US | Federal funds rate | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.30%	3.00%
Upside 1 | US | Federal funds rate | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.30%	3.00%
Upside 1 | US | Federal funds rate | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.30%	0.10%
Upside 1 | US | Federal funds rate | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.00%	3.10%